Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and equipment consisted of the following:

	September 30, 2020	December 31, 2019
Leasehold improvements	$39,169	$36,344
Furniture, computers and equipment	47,798	46,430

	86,967	82,774
Accumulated depreciation and amortization	(68,559)	(65,812)
Construction in progress	37,529	30,222

	$55,937	$47,184

Property and equipment consisted of the following:

	December 31,
	2019	2018
Leasehold improvements	$36,344	$34,345
Furniture, computers and equipment	46,430	44,752

	82,774	79,097
Accumulated depreciation and amortization	(65,812)	(62,435)
Construction in progress	30,222	22,961

	$47,184	$39,623